Shareholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders’ Equity (Deficit) [Abstract]
Schedule of share capital
	Number of shares
	Authorized		Issued and outstanding
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Ordinary shares, NIS 0.01 par value	50,000,000	20,000,000	15,049,720	11,136,850

Schedule of options activity
	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Amount of options	Weighted average exercise price	Amount of options	Weighted average exercise price

Outstanding - beginning of the year	863,264	$0.614	765,576	$0.55
Granted	145,000	$0.184	351,000	$0.323
Exercised	(4,666)	$0.003	(241,533)	$0.003
Expired or forfeited	(15,334)	$0.003	(11,779)	$0.003

Outstanding - end of the year	988,264	$0.563	863,264	$0.614

Exercisable at end of year	753,236	$0.703	564,846	$0.92

Schedule of options to consultants
Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	110,655	$0.003	110,655
2017	Rendered services	36,885	$0.003	36,885
2021	Rendered services	69,090	$0.003 - $2.25	69,090

Schedule of share-based compensation expenses
	December 31
	2022	2021	2020
	U.S. dollars in thousands
Research and development expenses	180	105	56
Sales and marketing expenses	401	111	11
General and administrative expenses	209	83	-
	790	299	67

Schedule of Issuance of equity Warrants to investors and associat
Number of warrants/options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
8,585,000	September 13, 2022	$2.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading (*)
15,760	January 18, 2022	$6.35	Each warrant is exercisable into 1 Ordinary Share	See note 7	Owned by former SAFEs holders
671,687	September 15, 2022	$5.29	Each warrant is exercisable into 1 Ordinary Share, See note 5(B) above	18 months following the issuance date	Owned by April 2021 investors
187,500	September 15, 2022	$5.31	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
23,640	September 15, 2022	$4.23	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor